Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of changes in other provisions
Provisions consisted of the following:

	At December 31
	2017			2016
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Product warranty and recall campaigns	€2,676	€4,049	€6,725	€2,905	€4,637	€7,542
Sales incentives	5,377	—	5,377	5,749	—	5,749
Legal proceedings and disputes	125	551	676	54	530	584
Commercial risks	481	334	815	250	412	662
Restructuring	26	44	70	26	46	72
Other risks	324	792	1,116	333	895	1,228
Total Provisions	€9,009	€5,770	€14,779	€9,317	€6,520	€15,837

Disclosure of other provisions
Changes in Provisions were as follows:

	At January 1, 2017	Additional provisions	Settlements	Unused amounts	Translation differences	Changes in the scope of consolidation and other changes	At December 31, 2017
	(€ million)
Product warranty and recall campaigns	€7,542	€3,196	€(3,262)	€—	€(746)	€(5)	€6,725
Sales incentives	5,749	13,850	(13,675)	(3)	(567)	23	5,377
Legal proceedings and disputes	584	200	(69)	(38)	(49)	48	676
Commercial risks	662	432	(181)	(34)	(64)	—	815
Restructuring costs	72	91	(55)	(3)	(3)	(32)	70
Other risks	1,228	229	(187)	(97)	(62)	5	1,116
Total Provisions	€15,837	€17,998	€(17,429)	€(175)	€(1,491)	€39	€14,779